Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended						10 Months Ended		11 Months Ended	12 Months Ended
	Feb. 03, 2021	Nov. 30, 2021	Oct. 31, 2021	Oct. 20, 2021	Aug. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Nov. 06, 2020	Oct. 21, 2020	Nov. 25, 2020	Dec. 31, 2021	Dec. 31, 2020	Nov. 18, 2021
Class of Stock [Line Items]
Number of shares purchased		538,693
exercise price											$ 2.75
Options outstanding											0	0
Clear Financial Solutions [Member]
Class of Stock [Line Items]
Periodic payment				$ 10,000
Expiration				Aug. 16, 2022
Clear Financial Solutions [Member] | Mr Plumb [Member]
Class of Stock [Line Items]
Number of shares grant				30,000
Fair market value of the stock grant				$ 67,500
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued											50,000
Number of shares issued value											$ 112,500
Restricted Stock [Member]
Class of Stock [Line Items]
Stock issued for services, shares			65,800
Stock issued for services, value			$ 214,575
Warrant [Member]
Class of Stock [Line Items]
Number of shares acquired											184,175	90,000
Warrants granted											1,450,141
Exercise price											$ 2.63	$ 2.50
Purchase Agreement [Member]
Class of Stock [Line Items]
Exercise price													$ 2.75
Montrose Capital Partners [Member]
Class of Stock [Line Items]
Stock issued for services, shares											2,000,000
Stock issued for services, value											$ 5,000,000
Consultant [Member]
Class of Stock [Line Items]
Stock issued for services, shares								50,000	50,000
Stock issued for services, value								$ 125,000				$ 125,000
Consultant 3 [Member]
Class of Stock [Line Items]
Number of shares issued						333,334
Stock issued for services, shares										250,000
Stock issued for services, value										$ 625,000
Number of shares issued value						$ 833,335
Consultant 2 [Member]
Class of Stock [Line Items]
Stock issued for services, shares							200,000
Stock issued for services, value							$ 500,000
Private Placement [Member]
Class of Stock [Line Items]
Number of shares sold					538,694						10,000	1,153,200
Share price												$ 2.50
Net proceeds from stock												$ 2,628,000
Payment for brokers												$ 255,000
Number of shares issued												250,000
Number of shares acquired												90,000
Share price												$ 2.50
Proceed from sales stock					$ 1,539,825						$ 25,000
Term					5 years
Business Combination, Acquisition Related Costs					$ 210,927
Warrant exercise price					$ 3.25
Private Placement [Member] | Accreditedinvestors [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares sold	1,606,600
Proceed from sales stock	$ 4,016,500
Legal fees paid with issuance	360,000
Payment of stock issuance fees	$ 3,656,500
Warrants granted	144,000
Exercise price	$ 2.50
Term	5 years